Offerings - Offering: 1	Jul. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	4,426,268
Proposed Maximum Offering Price per Unit	9.30
Maximum Aggregate Offering Price	$ 41,164,292.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,684.79
Offering Note	(1) Represents up to 4,426,268 shares of the Eastman Kodak Company's (the "Company") common stock, par value $0.01 per share ("Common Stock"), issued to the selling shareholders named in the Company's registration statement on Form S-3 filed on July 1, 2026. (2) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of Common Stock offered hereby shall also be deemed to cover such additional shares as may hereafter be offered or issued with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and based upon the average of the high and low prices for the Common Stock reported on the New York Stock Exchange on June 25, 2026.